SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
For the Wells Fargo Advantage Absolute Return Fund (the "Fund")
Effective immediately, the tables contained in the section entitled "Performance" in the Fund's Institutional Class Prospectus are replaced with the following:
Calendar Year Total Returns as of 12/31 each year
Institutional Class[1]

Highest Quarter: 2nd Quarter 2009	+8.94%
Lowest Quarter: 4th Quarter 2008	-7.12%
Year-to-date total return as of 6/30/2014 is +4.39%

Average Annual Total Returns for the periods ended 12/31/2013[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	11/30/2012	10.25%	8.91%	8.43%
Institutional Class (after taxes on distributions)	11/30/2012	9.62%	8.48%	6.05%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	11/30/2012	6.00%	6.97%	5.80%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)		26.68%	15.02%	6.98%
Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)		-5.58%	4.95%	4.37%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)		1.50%	2.08%	2.37%

1.
Historical performance shown for Institutional Class prior to its inception reflects the performance of the Administrator Class, and is not adjusted to reflect Institutional Class expenses. If these expenses had been included, returns for Institutional Class would be higher. Historical performance shown for Administrator Class prior to its inception is based on the performance of the Class III shares of Benchmark-Free Allocation Fund, in which the Fund invests substantially all of its investable assets. Returns for the Class III shares do not reflect Benchmark-Free Allocation Fund's current fee arrangement and have been adjusted downward to reflect the higher expense ratios applicable to Administrator Class at its inception. The ratio was 1.50% for Administrator Class.

SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
For the Wells Fargo Advantage Absolute Return Fund (the "Fund")
Effective immediately, the tables contained in the section entitled "Performance" in the Fund's Class R6 Prospectus are replaced with the following:
Calendar Year Total Returns as of 12/31 each year
Class R6[1]

Highest Quarter: 2nd Quarter 2009	+8.94%
Lowest Quarter: 4th Quarter 2008	-7.12%
Year-to-date total return as of 9/30/2014 is +6.60%

Average Annual Total Returns for the periods ended 12/31/2013[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	10/31/2014	10.25%	8.91%	8.43%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)		26.68%	15.02%	6.98%
Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)		-5.58%	4.95%	4.37%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)		1.50%	2.08%	2.37%

1.
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. The Institutional Class annual returns are substantially similar to what the Class R6 annual returns would be because the Institutional Class and Class R6 shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.